Decommissioning Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Decommissioning Obligations
Schedule of decommissioning obligations

	2022	2021
Decommissioning obligations, beginning of year	$15,096	$14,072
Changes in estimates	1,339	838
Accretion	245	186
Payments	(47)	—
Reclassification to liabilities relating to assets held for sale	(16,633)	—
Decommissioning obligations, end of year	$—	$15,096